OPERATING LEASES - Breakout of operating leases (Details) - New Dragonfly - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Operating lease right-of-use assets	$ 4,878	$ 5,709	$ 5,709	$ 993
Short-term operating lease liabilities	1,157	1,082	1,082	225
Long-term operating lease liabilities	3,821	4,694	4,694	758
Total operating lease liabilities	$ 4,978	$ 5,776	$ 5,776	$ 983
Weighted average remaining lease term	3 years 9 months 18 days	4 years 7 months 6 days	4 years 7 months 6 days	3 years 10 months 24 days
Weighted average discount rate	5.20%	5.20%	5.20%	6.00%